Taxation - Reconciliation of actual income tax expense and amount computed by applying the PRC statutory income tax rate (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Statutory tax rate (as a percent)			25.00%	25.00%	25.00%	25.00%
Income(loss) before tax			¥ (1,194,090)	$ (187,377)	¥ (206,710)	¥ (506,621)
Income tax computed at PRC statutory tax rate			(298,523)		(51,678)	(126,655)
Tax rate differential not subject to PRC income tax			758		3,069	(3,193)
Non-deductible expense			47,393		43,350	151,990
Effect of preferential tax rate	[1]		68,988		(4,654)	47,979
Change in valuation allowance			188,892		29,819	(56,920)
Additional deduction for research and development expenses			(839)		(6,128)	(9,700)
Tax-exempted income			(220)		(1,054)	(1,440)
Late payment surcharge on uncertain tax position			2,661		2,039	1,321
Other			(203)		(98)	384
Income Tax Expense (Benefit)			¥ 8,907	$ 1,398	¥ 14,665	¥ 3,766
HNTE
Income Tax Disclosure [Line Items]
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%

[1]	Shenzhen Fangdd enjoys a preferential income tax rate of 15% from 2014 to 2022 if all the criteria for HNTE status could be satisfied in the relevant years. Please refer to Note 15 – a) PRC section for details.